PENN SERIES FUNDS, INC.

Supplement dated March 30, 2026

to the Prospectus dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Balanced Fund and each of the Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (collectively, the “LifeStyle Funds” and together with the Balanced Fund, the “Funds”)

Effective March 30, 2026, Hong Mu no longer serves as a portfolio manager of the Funds. In addition, John Swarr and Jennifer Ripper have joined Scott Ellis as portfolio managers for the Funds.

As a result of the foregoing, effective immediately, the information in the Prospectus under the heading entitled “Portfolio Managers” in each Fund’s “Fund Summary” section is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Scott Ellis, CFA, Managing Director, Corporate Credit and Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

Jennifer Ripper, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since March 2026.

John Swarr, CFA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since March 2026.

In addition, Hong Mu’s biography is deleted under the heading “Management – Investment Adviser – Penn Mutual Asset Management, LLC.” in the Prospectus, and Scott Ellis’, Jennifer Ripper’s and John Swarr’s biographies are hereby replaced with the following:

Scott Ellis, CFA, Managing Director, Corporate Credit and Portfolio Manager of PMAM, has served as co-portfolio manager for the High Yield Bond Fund since June 2021, and the Limited Maturity Bond, Quality Bond, Balanced and Lifestyle Funds since January 2025. Mr. Ellis previously served as an investment specialist for PMAM from 2016 to 2020. Prior to his tenure with PMAM, Mr. Ellis worked for eight years as an investment manager and credit analyst for Aberdeen Asset Management.

Jennifer Ripper, Portfolio Manager of PMAM, has served as co-portfolio manager for the Money Market Fund since August 2024, the Limited Maturity Bond Fund since October 2025, and the Balanced and Lifestyle Funds since March 2026. Ms. Ripper previously served as an investment specialist for PMAM from 2014 to 2024. Prior to joining PMAM as an investment specialist in 2014, Ms. Ripper was a senior analyst for The Kroll Bond Rating Agency. From 2005 to 2013, Jennifer worked at Penn Mutual as director and portfolio manager of structured and municipal securities.

John Swarr, CFA, Portfolio Manager of PMAM, has served as co-portfolio manager for the Money Market and Quality Bond Funds since October 2025, and the Balanced and Lifestyle Funds since March 2026. Mr. Swarr previously served as an investment specialist for PMAM from 2015 to 2025 and an ALM analyst for Penn Mutual from June 2014 to December 2014. Prior to his tenure with PMAM, Mr. Swarr was an actuarial analyst at Penn Mutual from 2012 to 2014.

The changes described above will not result in any change to the investment process for the Funds or to the other disclosures concerning the Funds, including fees, expenses, investment objectives, strategies and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9257 03/26

PENN SERIES FUNDS, INC.

Supplement dated March 30, 2026

to the Statement of Additional Information (“SAI”) dated May 1, 2025,

as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Balanced Fund and each of the Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (collectively, the “LifeStyle Funds” and together with the Balanced Fund, the “Funds”)

Effective March 30, 2026, Hong Mu no longer serves as a portfolio manager of the Funds. In addition, John Swarr and Jennifer Ripper have joined Scott Ellis as portfolio managers for the Funds.

As a result of the foregoing, effective immediately, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – Penn Mutual Asset Management, LLC” is hereby deleted and replaced with the following:

The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2025.

Additionally, in the same section of the SAI, the following information for Ms. Ripper and Mr. Swarr is added to the “Other Accounts” chart:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jennifer Ripper*	0	$0	0	$0	6	$33,011.3
John Swarr*	0	$0	0	$0	6	$33,011.3

*	The information for Ms. Ripper and Mr. Swarr is provided as of December 31, 2025.

The changes described above will not result in any changes to the investment process for the Funds or to the other disclosures concerning the Funds, including fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9258 03/26